Document and Entity Information	Jul. 24, 2023
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jul. 24, 2023
Entity Registrant Name	ARES ACQUISITION CORPORATION
Entity Incorporation, State or Country Code	E9
Entity File Number	001-39972
Entity Tax Identification Number	98-1538872
Entity Address, Address Line One	245 Park Avenue
Entity Address, Address Line Two	44th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10167
City Area Code	310
Local Phone Number	201-4100
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On July 24, 2023, Ares Acquisition Corporation filed a Current Report on Form 8-K dated July 24, 2023 (the “Original 8-K”) with the Securities and Exchange Commission. This current report on Form 8-K/A (the “Amendment”) is being filed solely because an incorrect version of the Amended and Restated Promissory Note was inadvertently filed as Exhibit 10.1 to the Original 8-K. The correct Amended and Restated Promissory Note is filed as Exhibit 10.1 hereto and supersedes and replaces in its entirety the Amended and Restated Promissory Note filed as Exhibit 10.1 to the Original 8-K. This Amendment contains only the Cover Page to this Form 8-K/A, this Explanatory Note, Item 9.01, the Signature Page and the correct Exhibit 10.1. This Amendment speaks as of the original filing date of the Original 8-K and does not modify or update in any way disclosures made in the Original 8-K other than to correct the exhibit.
Entity Central Index Key	0001829432
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one fifth of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one fifth of one redeemable warrant
Trading Symbol	AAC.U
Security Exchange Name	NYSE
Class A Ordinary Shares included as part of the units [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	AAC
Security Exchange Name	NYSE
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	AAC WS
Security Exchange Name	NYSE